Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (81,740)	$ (463,351)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	794	4,807
Loss on note conversion		50,000
Loss on disposal of fixed assets	3,012
(Gain) loss on disposal of subsidiaries	(256,925)	346,844
Operating lease expense	256,852
Changes in assets / liabilities:
Accounts receivable	(7,888)
Other receivables	(197,295)
Security deposit	50,545	(50,000)
Accounts payable	47,166	(9,397)
Customer deposit	14,090
Accrued liability and other payables	197,294	(3,600)
Accrued interest	(35)	(34)
Taxes payable	1,668
Payment of lease liability	(47,100)
Net cash used in operating activities from continuing operations	(19,563)	(124,731)
Net cash used in operating activities from discontinued operations	(136,777)	(351,999)
Net cash used in operating activities	(156,340)	(476,730)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	(9,436)
Loan from shareholders	185,200	532,111
Payment of SBA loan	(612)	(589)
Net cash provided by financing activities from continuing operations	175,152	531,522
Net cash used in financing activities from discontinued operations	(9,323)	(60,513)
Net cash provided by financing activities	165,829	471,009
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	9,489	(5,721)
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD		6,262
CASH & CASH EQUIVALENTS, END OF PERIOD	9,489	541
Supplemental Cash flow data:
Income tax paid	800	3,200
Interest paid	5,235	11,827
Supplemental disclosures of non-cash financing activities:
Conversion of loan from shareholders to common shares		$ 2,500,000